RELATED PARTY TRANSACTION -Summary of transactions (Details) - USD ($)	12 Months Ended			24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Balance of cryptocurrency receivables	$ 0	$ 0	$ 0
Lending and wealth management products [Member]
RELATED PARTY TRANSACTIONS
Purchase of cryptocurrencies	286,000,000	0
Total receipts from collection of lending and redemption of wealth management products disposed	$ 302,000,000	$ 61,000,000
Loan with date of purchase September 8, 2021 [Member]
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies				$ 30,000,000
Effective annual yield of return/interest rate	8.25%			8.25%
Wealth management product - type A with date of purchase October 20, 2021 [Member]
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies				$ 30,000,000
Effective annual yield of return/interest rate	13.00%			13.00%
Wealth management product - type A with date of purchase January 14, 2022 [Member]
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies				$ 80,000,000
Effective annual yield of return/interest rate	1.00%			1.00%
Loan with date of purchase April 1, 2022, one
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies				$ 15,000,000
Effective annual yield of return/interest rate	5.83%			5.83%
Loan with date of purchase April 1, 2022, one
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies				$ 5,000,000
Effective annual yield of return/interest rate	7.00%			7.00%
Wealth management product - type A with date of purchase April 15, 2022 [Member]
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies				$ 10,000,000
Effective annual yield of return/interest rate	3.06%			3.06%
Loan with date of purchase May 12, 2022 [Member]
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies				$ 30,000,000
Effective annual yield of return/interest rate	15.00%			15.00%
Wealth management product - type B with date of purchase June 17, 2022 [Member]
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies				$ 10,000,000
Effective annual yield of return/interest rate	5.70%			5.70%
Wealth management product - type B with date of purchase June 20, 2022 [Member]
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies				$ 50,000,000
Effective annual yield of return/interest rate	5.92%			5.92%
Loan with date of purchase July 1, 2022 [Member]
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies				$ 80,000,000
Effective annual yield of return/interest rate	4.13%			4.13%
Loan with date of purchase October 11, 2022 [Member]
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies				$ 20,000,000
Effective annual yield of return/interest rate	3.50%			3.50%